Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Senior Notes

The fair value of our senior notes has been estimated based upon our current incremental borrowing rates for similar types of borrowing arrangements. The fair value of our Senior Notes at March 31, 2016 is as follows:

Fair Value
(dollars in thousands)
Series 2005A Tranche C	$ 60,271
Series 2007A Tranche B	8,367
Series 2007A Tranche C	25,742
Series 2007A Tranche D	40,555